FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ (7,902)
Allowance account for credit losses of financial assets	(6,383)	$ (7,902)
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(8,792)	(8,000)	$ (16,368)
Increase in allowance for trade receivables recognised in profit or loss during the year	1,097	2,229	1,369
Receivables written off during the year as uncollectible	(321)	(216)	(6,970)
Unused amount reversed	(1,608)	(1,221)	(2,767)
Allowance account for credit losses of financial assets	$ (7,960)	$ (8,792)	$ (8,000)